CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS EQUITY - USD ($)	Total	Common Stock	Additional Paid In Capital	Accumulated Surplus	Accumulated Other Comprehensive Income/(Loss)
Balance, shares at Dec. 31, 2020		171,218,152
Balance, amount at Dec. 31, 2020	$ 6,662,154	$ 10,779,574	$ (5,011,891)	$ 760,787	$ 133,684
Net profit for the year	751,571	0	0	751,571	0
Foreign currency translation loss	(233,946)	$ 0	0	0	(233,946)
Balance, shares at Dec. 31, 2021		171,218,152
Balance, amount at Dec. 31, 2021	7,179,779	$ 10,779,574	(5,011,891)	1,512,358	(100,262)
Net profit for the year	(355,966)	0	0	(355,966)	0
Foreign currency translation loss	(308,800)	$ 0	0	0	(308,800)
Issuance of shares, shares		2,500,000
Issuance of shares, amount	150,000	$ 150,000
Balance, shares at Dec. 31, 2022		173,718,152
Balance, amount at Dec. 31, 2022	$ 6,665,013	$ 10,929,574	$ (5,011,891)	$ 1,156,392	$ (409,062)